RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2023				December 31, 2022
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$1,202	$—	$—	$1,202	$998
Restricted cash(1)	196	—	—	196	191
Financial instrument assets(1)
IFRS 9 PPAs	—	—	10	10	2
Energy derivative contracts	—	56	—	56	37
Interest rate swaps	—	313	—	313	335
Foreign exchange swaps	—	39	—	39	16
Investments in debt and equity securities (2)	—	43	1,414	1,457	1,235
Property, plant and equipment	—	—	56,262	56,262	54,283
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	—	(540)	(540)	(670)
Energy derivative contracts	—	(120)	—	(120)	(236)
Interest rate swaps	—	(86)	—	(86)	(82)
Foreign exchange swaps	—	(168)	—	(168)	(110)
Tax equity	—	—	(1,087)	(1,087)	(1,131)
Contingent consideration(1)(3)	—	—	(76)	(76)	(68)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,471)	—	—	(2,471)	(2,362)
Non-recourse borrowing(1)	(2,109)	(19,166)	—	(21,275)	(21,117)
Total	$(3,182)	$(19,089)	$55,983	$33,712	$31,321
(1)Includes both the current amount and long-term amounts.
(2)Excludes $30 million (2022: nil) of investments in debt securities that are measured at amortized cost.
(3)Amount relates to business combinations completed in 2022 with obligations lapsing from 2023 to 2027.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2023			December 31, 2022
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	10	540	(530)	(668)
Energy derivative contracts	$56	$120	$(64)	$(199)
Interest rate swaps	313	86	227	253
Foreign exchange swaps	39	168	(129)	(94)
Investments in debt and equity securities	1,487	—	1,487	1,235
Tax equity	—	1,087	(1,087)	(1,131)
Total	1,905	2,001	(96)	(604)
Less: current portion	173	567	(394)	(434)
Long-term portion	$1,732	$1,434	$298	$(170)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in Foreign exchange and financial instrument gain (loss) in the interim consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$10	$(23)	$76	$(61)
IFRS 9 PPAs	14	(25)	71	(103)
Investment in debt and equity securities	46	(6)	46	(6)
Interest rate swaps	15	15	9	65
Foreign exchange swaps	(1)	28	(6)	36
Tax equity	44	32	61	62
Foreign exchange (loss) gain	25	(33)	38	(42)
	$153	$(12)	$295	$(49)

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$18	$(61)	$184	$(173)
IFRS 9 PPAs	25	(16)	37	(53)
Interest rate swaps	29	95	(17)	222
Foreign exchange swaps	(22)	9	(26)	(2)
	50	27	178	(6)
Foreign exchange swaps – net investment	—	97	(19)	52
Investments in debt and equity securities	2	(4)	2	(9)
	$52	$120	$161	$37

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Energy derivative contracts	$(34)	$35	$(82)	$86
IFRS 9 PPAs	—	—	—	2
Interest rate swaps	2	1	1	4
	$(23)	$36	$(72)	$92